As filed with the Securities and Exchange Commission on June 28, 2005
1933 Act File No. 333-[               ]
1940 Act File No. 811-21750

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

(Mark One)
☑REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ PRE-EFFECTIVE AMENDMENT NO.
☐ POST-EFFECTIVE AMENDMENT NO.
and
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ AMENDMENT NO. 6

Kayne Anderson Energy Total Return Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1800 Avenue of the Stars, Second Floor
Los Angeles, California 90067
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (310) 556-2721

David J. Shladovsky, Esq.
Kayne Anderson Capital Advisors, L.P.
1800 Avenue of the Stars, Second Floor
Los Angeles, California 90067
(Name and Address of Agent for Service)

Copies of Communications to:

David A. Hearth, Esq. Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, California 94105-3441 (415) 856-7000	John A. MacKinnon, Esq. Sidley Austin Brown & Wood LLP 787 Seventh Avenue New York, New York 10019 (212) 839-5300

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐
     It is proposed that this filing will become effective (check appropriate box): ☐ when declared effective pursuant to section 8(c).
     ☑ immediately upon filing pursuant to Rule 462(b). This Registration Statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act. The Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-124004.
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed	Proposed Maximum	Amount of
	Amount Being	Maximum Offering	Aggregate Offering	Registration
Title of Securities Being Registered	Registered(1)	Price Per Unit	Price(2)	Fee

Common Stock, $0.001 par value per share	1,860,144	$25.00	$46,503,600	$5,473.47

(1)	All of which may be purchased pursuant to an over-allotment option granted by the Registrant to the Underwriters.

(2)	Estimated pursuant to Rule 457 solely for the purpose of determining the registration fee.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND (the “Registrant”)
CONTENTS OF THE REGISTRATION STATEMENT
This registration statement of the Registrant contains the following documents:

Facing Sheet

Contents of the Registration Statement

Part A — Prospectus*

Part B — Statement of Additional Information of the Registrant*

Part C — Other Information

Signature Page

Exhibits
*This Registration Statement is being filed to register additional shares of Common Stock of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File Nos. 333-124004 and 811-21750), which was declared effective on June 27, 2005, including the prospectus and statement of additional information included therein and the exhibits thereto are incorporated herein by reference.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND

PART C — Other Information

Item 24.	Financial Statements and Exhibits
          (1) Financial Statements: Incorporated by reference to Registrant’s Registration Statement on Form N-2 (File No. 333-124004)
          (2) Exhibits

(a) Charter

(1) Articles of Incorporation*

(b)	(1) Bylaws of Registrant*

(c) Voting Trust Agreement — none.

(d)	(1) Form of Articles of Amendment and Restatement***.

(2) Form of Amended and Restated Bylaws of Registrant***.

(e) Form of Dividend Reinvestment Plan****

(f) Long-Term Debt Instruments — none.

(g) Form of Investment Management Agreement between Registrant and Kayne Anderson Capital Advisors, L.P.****

(h)	(1) Form of Underwriting Agreement**

(2) Form of Master Agreement Among Underwriters**

(3) Form of Master Selected Dealer Agreement**

(i) Bonus, Profit Sharing, Pension Plans — not applicable.

(j) Form of Custody Agreement****

(k) Other Material Contracts

(1) Form of Administrative Services Agreement****

(2) Form of Transfer Agency Agreement****

(3) Form of Accounting Services Agreement****

(4) Form of Fee Waiver Agreement****

(l) Opinion and Consent of Venable LLP — filed herewith.

(m) Non-Resident Officers/ Directors — none.

(n) Other Opinions and Consents — consent of independent registered public accounting firm — filed herewith

(o) Omitted Financial Statements — none.

(p) Subscription Agreement — none.

(q) Model Retirement Plans — none.

(r) Code of Ethics

(1) Code of Ethics of Registrant****

(2) Code of Ethics of Kayne Anderson Capital Advisors, L.P.**

(s) Power of Attorney***

*	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-2 (File No. 333-124004) as filed with the Securities & Exchange Commission on April 11, 2005 and incorporated herein by reference.

**	Previously filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2 (File No. 333-124004) as filed with the Securities & Exchange Commission on May 23, 2005 and incorporated herein by reference.

***	Previously filed as an exhibit to Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-2 (File No. 333-124004) as filed with the Securities & Exchange Commission on June 3, 2005 and incorporated herein by reference.

****	Previously filed as an exhibit to Registrant’s Pre-Effective Amendment No. 3 to its Registration Statement on Form N-2 (File No. 333-124004) as filed with the Securities & Exchange Commission on June 22, 2005 and incorporated herein by reference.

Item 25.	Marketing Arrangements — Reference is made to the form of underwriting agreement previously filed in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed May 23, 2005 (File No. 333-124004).

Item 26.	Other Expenses of Issuance and Distribution
          The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Securities and Exchange Commission Fees	$99,633
NASD Fees	$75,500
Printing and Engraving Expenses	$216,000
Legal Fees	$360,000
New York Stock Exchange Listing Fees	$30,000
Marketing Expenses	$340,000
Accounting Expenses	$30,000
Transfer Agent Fees	$3,500
Miscellaneous Expenses	$3,717

Total	$1,158,350

Item 27.	Persons Controlled by or Under Common Control with Registrant — none.

Item 28.	Number of Holders of Securities as of June 24, 2005

Title of Class	Number of Record Holders

Common Stock, $0.001 par value per share	1

Item 29.	Indemnification.
          Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.
          The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at its request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at its request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of its predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
          Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
          Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Business and Other Connections of Investment Adviser.
          Kayne Anderson Capital Advisors, L.P. (the “Adviser”) will serve as the Registrant’s investment adviser. Certain of the officers of the Adviser also serve as officers and/or directors for Kayne Anderson MLP Investment Company and Kayne Anderson Rudnick Investment Management, LLC, affiliates of the Adviser.
          Part B and Schedules A and D of Form ADV of the Adviser (SEC File No. 801-46991) incorporated herein by reference, set forth the officers of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 31.	Location of Accounts and Records.
          The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are kept by the Registrant or its custodian, transfer agent, administrator and fund accountant.

Item 32.	Management Services — not applicable.

Item 33.	Undertakings.
          (1) Registrant undertakes to suspend the offering of its common stock until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value of the Company declines more than 10 percent from its net asset value of the Company as of the effective date of the registration statement, or (2) the net asset value of the Company increases to an amount greater than its net proceeds as stated in the prospectus.
          (2) Not Applicable.
          (3) Not Applicable.
          (4) Not Applicable.
          (5) Registrant undertakes that:

(a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.
          (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and the State of California, on the 28th day of June, 2005.

Kayne Anderson Energy Total Return Fund, Inc.

By:	/s/ Kevin S. McCarthy*

Kevin S. McCarthy
Chairman and Chief Executive Officer
      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Kevin S. McCarthy* Kevin S. McCarthy	Chairman and Chief Executive Officer	June 28, 2005

/s/ Ralph Collins Walter Ralph Collins Walter	Treasurer and Chief Financial Officer	June 28, 2005

/s/ Anne K. Costin* Anne K. Costin	Director	June 28, 2005

/s/ Steven C. Good* Steven C. Good	Director	June 28, 2005

/s/ Terrence J. Quinn* Terrence J. Quinn	Director	June 28, 2005

/s/ Gerald I. Isenberg* Gerald I. Isenberg	Director	June 28, 2005

*By: /s/ David A. Hearth David Hearth, Attorney-in-Fact (Pursuant to Power of Attorney previously filed)